CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Consolidated Statement of Changes in Shareholders' Equity (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	£ 7,425,606	£ 5,210,467	£ 7,425,606	£ 5,210,467
Share-based compensation			54,707,624	5,842,540
Net loss	(4,036,268)	(5,094,279)	(63,313,440)	(12,321,751)
Balance at end of period			5,952,134	7,425,606
Ordinary Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	92,108,120	77,571,230	92,108,120	77,571,230
Share-based compensation	2,366,292	2,425,735		5,842,540
Balance at end of period	92,441,726	80,034,965		92,108,120
Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	(84,682,514)	(72,360,763)	(84,682,514)	(72,360,763)
Net loss	(4,036,268)	(5,094,279)	(63,313,440)	(12,321,751)
Balance at end of period	(88,718,782)	(77,459,042)	(147,995,954)	(84,682,514)
As reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,972,332)	(4,970,900)		(12,074,991)
As reported | Ordinary Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	91,487,039	77,196,909	91,487,039	77,196,909
Share-based compensation	2,302,356	2,302,356		5,595,780
Balance at end of period	91,756,709	79,537,265		91,487,039
As reported | Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	(84,061,433)	(71,986,442)	(84,061,433)	(71,986,442)
Net loss	(3,972,332)	(4,970,900)		(12,074,991)
Balance at end of period	(88,033,765)	(76,961,342)		(84,061,433)
Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(63,936)	(123,379)		(246,760)
Adjustment | Ordinary Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	621,081	374,321	621,081	374,321
Share-based compensation	63,936	123,379		246,760
Balance at end of period	685,017	497,700		621,081
Adjustment | Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	(621,081)	(374,321)	£ (621,081)	(374,321)
Net loss	(63,936)	(123,379)		(246,760)
Balance at end of period	£ (685,017)	£ (497,700)		£ (621,081)